Income taxes - Unrecognized tax benefit (Details)		12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Roll-forward of unrecognized tax benefits
Balance at beginning of the year		¥ 159,483,176	$ 25,026,390	¥ 246,394,607
Additions for tax positions taken in prior years				32,092,388
Additions for tax positions taken in current year		19,087,010	2,995,168	34,252,413
Reductions for tax positions		(139,959,819)	(21,962,750)	(153,256,232)
Balance at end of the year	¥ 159,483,176	38,610,367	6,058,808	159,483,176
Accrued interest	11,885,624	1,154,145		11,885,624	$ 181,111
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets		28,757,431	4,512,668	79,593,688
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets		0		47,797,100
Tax impact related to the provision for contingent guarantee liabilities	32,092,388	9,852,936	1,546,140
Deferred tax to be recognized for unrecognized tax position of prior year	34,252,413	0
Unrecognized tax benefit, if recognized upon examination settlement or statute expiration would effect tax rate	¥ 32,092,388	0		32,092,388
Interest related to unrecognized tax benefit		¥ 10,731,479	$ 1,684,003	¥ 8,079,661